Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price [Line Items]
Number of options outstanding at beginning
Weighted average exercise price at beginning (in Dollars per share) | $ / shares
Number of options granted
Number of options forfeited
Number of options exercised
Number of options exchanged upon close of transaction	900,789
Number of options expired
Number of options outstanding at beginning	900,789
Weighted average exercise price at beginning (in Dollars per share) | $ / shares	$ 48.77
Number of options cancelled
Time vesting option plans [Member]
Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price [Line Items]
Number of options outstanding at beginning	7,948,568	7,544,617
Weighted average exercise price at beginning (in Dollars per share) | $ / shares	$ 25.83	$ 25.63
Number of options granted	77,500	650,000
Number of options forfeited	(46,761)	(246,049)
Number of options exercised	(600)
Number of options exchanged upon close of transaction	(1,780,932)
Number of options expired
Number of options outstanding at beginning		7,948,568
Weighted average exercise price at beginning (in Dollars per share) | $ / shares		$ 25.83
Number of options cancelled	(6,197,775)
Performance vesting option plans [Member]
Share-Based Compensation Plans (Details) - Schedule of number of stock options outstanding and their weighted average exercise price [Line Items]
Number of options outstanding at beginning	406,262	409,953
Weighted average exercise price at beginning (in Dollars per share) | $ / shares	$ 11.07	$ 11.07
Number of options granted
Number of options forfeited	(9,229)	(3,691)
Number of options exercised
Number of options exchanged upon close of transaction	(397,033)
Number of options expired
Number of options outstanding at beginning		406,262
Weighted average exercise price at beginning (in Dollars per share) | $ / shares		$ 11.07
Number of options cancelled